Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Amortization expense is recognized on a straight-line basis	$ 141	$ 140	$ 419	$ 419	$ 557	$ 517
Impairment of intangible assets finite lived			$ 24		12	0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Research and Development Expense
Depreciation	$ 8	$ 10	$ 27	$ 62	$ 72	$ 136